Interim condensed consolidated statement of financial position - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Intangible assets	$ 133,628	$ 116,208
Property, plant and equipment	304,565	294,199
Right-of-use assets	43,541	45,555
Other non-current receivables	45,140	44,331
Deferred tax assets	4,698	4,561
Total non-current assets	531,572	504,854
Current assets
Inventories	65,851	65,602
Trade receivables	102,597	103,366
Current tax assets	5,933	6,095
Other current receivables	17,968	15,738
Prepaid expenses	11,203	9,402
Cash and cash equivalents	67,931	98,923
Total current assets	271,483	299,126
TOTAL ASSETS	803,055	803,980
Equity
Share capital	107	106
Treasury shares	0	0
Other contributed capital	1,628,045	1,628,045
Other reserves	(222,137)	(274,160)
Accumulated deficit	(1,310,599)	(1,249,303)
Equity attributable to shareholders of the parent	95,416	104,688
Non-controlling interests	1,303	1,435
Total equity	96,719	106,123
Non-current liabilities
Lease liabilities	29,508	31,724
Liabilities to credit institutions	115,746	116,216
Provisions	9,317	14,857
Total non-current liabilities	154,571	162,797
Current liabilities
Lease liabilities	13,473	13,359
Convertible Notes	328,981	324,395
Liabilities to credit institutions	4,899	5,757
Trade payables	64,688	60,152
Current tax liabilities	1,349	1,476
Other current liabilities	7,568	7,998
Accrued expenses	112,675	103,719
Provisions	18,132	18,204
Total current liabilities	551,765	535,060
Total liabilities	706,336	697,857
TOTAL EQUITY AND LIABILITIES	$ 803,055	$ 803,980